Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
Bonds 93.7%
Angola 3.2%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $2,374,492)	2,200,000	2,562,283
Argentina 1.8%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	510,500
Republic of Argentina, 4.625%, 1/11/2023 (a)	2,000,000	922,020
(Cost $2,749,762)		1,432,520
Azerbaijan 4.7%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,930,000	2,310,009
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	1,200,000	1,483,872
(Cost $3,376,315)		3,793,881
Bahrain 1.6%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	697,656
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	585,000
(Cost $1,029,424)		1,282,656
British Virgin Islands 0.7%
Gerdau Trade, Inc., REG S, 4.875%, 10/24/2027 (a) (Cost $528,901)	500,000	550,000
China 1.3%
Country Garden Holdings Co., Ltd., REG S, 7.25%, 4/8/2026 (Cost $1,057,215)	1,000,000	1,093,085
Ecuador 2.4%
Republic of Ecuador:
144A, 7.875%, 1/23/2028	1,090,000	885,636
144A, 8.75%, 6/2/2023	750,000	699,375
144A, 8.875%, 10/23/2027	400,000	338,500
(Cost $2,294,964)		1,923,511
Egypt 1.9%
Arab Republic of Egypt:
REG S, 5.577%, 2/21/2023	1,000,000	1,049,808
144A, 6.125%, 1/31/2022	500,000	524,270
(Cost $1,485,172)		1,574,078
Ethiopia 0.7%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $485,775)	500,000	540,100
Gabon 1.1%
Gabon Government International Bond, REG S, 6.375%, 12/12/2024 (Cost $781,906)	800,000	858,962
Ghana 3.2%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,347,943)	2,300,000	2,555,875
Ivory Coast 2.4%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,808,744)	1,800,000	1,941,955
Kazakhstan 1.3%
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026 (Cost $959,512)	1,000,000	1,054,008
Kenya 1.3%
Republic of Kenya:
144A, 6.875%, 6/24/2024	790,000	856,060
144A, 7.25%, 2/28/2028	200,000	215,894
(Cost $1,015,582)		1,071,954
Malaysia 1.2%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $935,038)	1,000,000	991,500
Mexico 4.6%
Comision Federal de Electricidad, 144A, 4.875%, 1/15/2024	1,600,000	1,736,000
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	1,009,050
6.5%, 3/13/2027	930,000	1,008,278
(Cost $3,584,213)		3,753,328
Namibia 3.2%
Republic of Namibia:
144A, 5.25%, 10/29/2025 (a)	1,200,000	1,259,306
144A, 5.5%, 11/3/2021	1,300,000	1,351,990
(Cost $2,513,125)		2,611,296
Netherlands 3.4%
Braskem Netherlands Finance BV, 144A, 4.5%, 1/10/2028	400,000	406,922
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023	2,500,000	2,324,575
(Cost $2,644,979)		2,731,497
Nigeria 3.1%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,913,010
144A, 7.143%, 2/23/2030	570,000	586,399
(Cost $2,404,332)		2,499,409
Oman 4.5%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	2,500,000	2,581,250
144A, 5.625%, 1/17/2028	1,000,000	1,034,496
(Cost $3,533,912)		3,615,746
Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	1,055,506
Russia 8.2%
Gazprom PJSC:
144A, 5.15%, 2/11/2026	500,000	559,275
144A, 6.51%, 3/7/2022	1,500,000	1,627,260
Russian Federation, 144A, 4.25%, 6/23/2027	400,000	441,699
Vnesheconombank:
REG S, 5.942%, 11/21/2023	500,000	554,495
144A, 6.025%, 7/5/2022	1,200,000	1,289,988
144A, 6.8%, 11/22/2025	1,400,000	1,678,404
REG S, 6.902%, 7/9/2020	500,000	509,387
(Cost $6,141,846)		6,660,508
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $405,519)	400,000	430,695
Senegal 3.2%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $2,302,109)	2,300,000	2,551,330
South Africa 2.8%
Eskom Holdings SOC Ltd., 144A, 7.125%, 2/11/2025	1,450,000	1,469,967
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	814,003
(Cost $2,284,392)		2,283,970
Sri Lanka 2.7%
Republic of Sri Lanka:
144A, 5.875%, 7/25/2022	1,300,000	1,318,830
144A, 6.2%, 5/11/2027	900,000	856,238
(Cost $2,159,258)		2,175,068
Supranational 4.6%
Banque Ouest Africaine de Developpement:
144A, 5.0%, 7/27/2027	1,500,000	1,619,880
144A, 5.5%, 5/6/2021	1,000,000	1,037,500
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,051,250
(Cost $3,464,199)		3,708,630
Tajikistan 1.7%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (a) (Cost $1,575,000)	1,575,000	1,374,187
Tunisia 2.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,399,619)	2,500,000	2,313,180
Turkey 13.3%
Akbank Turk AS, 144A, 5.0%, 10/24/2022	800,000	824,240
Export Credit Bank of Turkey:
144A, 5.375%, 10/24/2023	1,000,000	1,021,500
144A, 6.125%, 5/3/2024	1,000,000	1,042,500
Republic of Turkey:
4.25%, 4/14/2026	3,150,000	3,079,125
6.0%, 3/25/2027	550,000	581,625
TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023	1,700,000	1,723,800
Turkiye Garanti Bankasi AS, REG S, 5.875%, 3/16/2023	500,000	525,375
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,900,000	1,961,275
(Cost $10,127,633)		10,759,440
Ukraine 3.0%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (Cost $2,246,507)	2,200,000	2,391,268
Venezuela 0.3%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024 * (b)	1,750,000	140,000
144A, 9.0%, 11/17/2021 * (b)	1,480,000	118,400
(Cost $1,222,980)		258,400
Zambia 1.6%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $2,005,799)	1,900,000	1,297,396
Total Bonds (Cost $75,246,167)		75,697,222
	Shares	Value ($)
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (c) (d) (Cost $3,324,963)	3,324,963	3,324,963
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.59% (c) (Cost $3,625,789)	3,625,789	3,625,789
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $82,196,919)	102.3	82,647,974
Other Assets and Liabilities, Net	(2.3)	(1,851,592)
Net Assets	100.0	80,796,382

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (c) (d)
1,384,363	1,940,600 (e)	—	—	—	3,218	—	3,324,963	3,324,963
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.59% (c)
1,485,755	5,555,602	3,415,568	—	—	10,698	—	3,625,789	3,625,789
2,870,118	7,496,202	3,415,568	—	—	13,916	—	6,950,752	6,950,752

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA*	6.00%	5/16/2024	1,750,000	770,230	140,000
Petroleos de Venezuela SA*	9.00%	11/17/2021	1,480,000	452,750	118,400
				1,222,980	258,400

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $3,192,813, which is 3.9% of net assets.
(b)	Restricted Security
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
B.S.C.: Bahrain Shareholding Company
CJSC: Closed Joint Stock Company
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOC: State Owned Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Bonds (f)	$—	$75,697,222	$—	$75,697,222
Short-Term Investments (f)	6,950,752	—	—	6,950,752
Total	$6,950,752	$75,697,222	$—	$82,647,974

(f)	See Investment Portfolio for additional detailed categorizations.